                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07119

Morgan Stanley Global Utilities Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 28, 2005

Date of reporting period: November 30, 2004


ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
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MORGAN STANLEY GLOBAL UTILITIES FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2004 (UNAUDITED)

  NUMBER OF
    SHARES                                                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS (97.9%)
               CANADA (5.3%)
               Telecommunications
     60,000    BCE, Inc.                                                                                          $1,455,000
    533,600    Telus Corp. (Non-Voting)                                                                           13,685,165
                                                                                                -----------------------------

               TOTAL CANADA                                                                                       15,140,165
                                                                                                -----------------------------

               SPAIN (5.0%)
               Electric Utilities
    307,400    Iberdrola S.A.                                                                                      7,221,805
                                                                                                -----------------------------

               Telecommunications
    393,400    Telefonica S.A.                                                                                     6,910,754
                                                                                                -----------------------------

               TOTAL SPAIN                                                                                        14,132,559
                                                                                                -----------------------------

               SWEDEN (0.4%)
               Telecommunications
    301,800    Telefonaktiebolaget LM Ericsson*                                                                    1,005,476
                                                                                                -----------------------------

               UNITED KINGDOM (6.2%)
               Energy
  1,856,250    Centrica PLC                                                                                        8,784,741
                                                                                                -----------------------------

               Telecommunications
    331,100    Vodafone Group PLC (ADR)                                                                            9,029,097
                                                                                                -----------------------------

               TOTAL UNITED KINGDOM                                                                               17,813,838
                                                                                                -----------------------------
               UNITED STATES (81.0%)
               Electric Utilities
    399,900    AES Corp. (The)*                                                                                    4,894,776
    205,300    Ameren Corp.                                                                                        9,940,626
    228,000    Cinergy Corp.                                                                                       9,436,920
    170,700    Consolidated Edison, Inc.                                                                           7,485,195
    221,900    Constellation Energy Group, Inc.                                                                    9,697,030
    168,700    Dominion Resources, Inc.                                                                           11,044,789
    342,400    Energy East Corp.                                                                                   8,618,208
    165,700    Entergy Corp.                                                                                      10,740,674
    279,200    Exelon Corp.                                                                                       11,645,432
     84,600    FirstEnergy Corp.                                                                                   3,572,658
    167,700    FPL Group, Inc.                                                                                    11,794,341
     85,000    PG&E Corp.*                                                                                         2,827,100
    181,500    PPL Corp.                                                                                           9,428,925
    161,500    Public Service Enterprise Group, Inc.                                                               7,104,385
    193,900    Puget Energy, Inc.                                                                                  4,556,650
    250,300    SCANA Corp.                                                                                         9,591,496
    285,900    Southern Co. (The)                                                                                  9,374,661
    168,000    TXU Corp.                                                                                          10,553,760
    146,800    Wisconsin Energy Corp.                                                                              4,884,036
                                                                                                -----------------------------
                                                                                                                 157,191,662
                                                                                                -----------------------------
               Energy
    260,100    AGL Resources, Inc.                                                                                 8,632,719
     85,100    Equitable Resources, Inc.                                                                           5,063,450
    237,300    KeySpan Corp.                                                                                       9,378,096
    112,000    Kinder Morgan, Inc.                                                                                 7,761,600
     67,600    NiSource, Inc.                                                                                      1,473,004
     94,100    Questar Corp.                                                                                       4,781,221
     93,000    Sempra Energy                                                                                       3,439,140
    105,000    Southern Union Co.                                                                                  2,574,600
     78,400    UGI Corp.                                                                                           3,181,472
                                                                                                -----------------------------
                                                                                                                  46,285,302
                                                                                                -----------------------------

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
               Telecommunications
    85,400     BellSouth Corp.                                                                                     2,290,428
   197,100     Nextel Partners, Inc. (Class A)*                                                                    3,565,539
   105,900     SBC Communications, Inc.                                                                            2,665,503
   106,800     SpectraSite, Inc.*                                                                                  6,190,128
   107,000     Sprint Corp. (FON Group)                                                                            2,440,670
   116,200     Verizon Communications Inc.                                                                         4,790,926
   200,300     Western Wireless Corp. (Class A)*                                                                   5,408,100
                                                                                                -----------------------------
                                                                                                                  27,351,294
                                                                                                -----------------------------

               TOTAL UNITED STATES                                                                               230,828,258
                                                                                                -----------------------------

               TOTAL COMMON STOCKS
               (Cost $218,164,797)                                                                               278,920,296
                                                                                                -----------------------------
 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-------------

               SHORT-TERM INVESTMENT (1.9%)
               REPURCHASE AGREEMENT

   $5,506      Joint repurchase agreement account
                 2.06% due 12/01/04 (dated 11/30/04;
                 proceeds $5,506,315) (a)
                (Cost $5,506,000)                                                                                  5,506,000
                                                                                                -----------------------------


               TOTAL INVESTMENTS
               (Cost $223,670,797) (b)                                       99.8%                               284,426,296

               OTHER ASSETS IN EXCESS OF LIABILITIES                          0.2                                    482,140
                                                                      --------------------      -----------------------------

               NET ASSETS                                                   100.0%                              $284,908,436
                                                                      ====================      =============================

----------
  ADR   American Depository Receipt.

   *    Non-income producing security.

  (a)   Collateralized by federal agency and U.S. Treasury obligations.

  (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $65,938,041 and the aggregate gross unrealized depreciation is $5,182,542, resulting in net unrealized appreciation of $60,755,499.

                        SEE NOTES TO FINANCIAL STATEMENTS

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Utilities Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 20, 2005


            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 20, 2005


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